Noncontrolling Interests (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interest, Equity, Carrying Amount
Balance - beginning of period	$ 21,306	$ 21,805	$ 337,397
Foreign currency translation adjustments	441	(499)	(18,329)
Reduction in noncontrolling interest due to Hellweg 2 option exercise (Note 6)			(297,263)
Balance - end of period	$ 21,747	$ 21,306	$ 21,805